Business Organization and Nature of Operations (Details Narrative)	Apr. 18, 2019	Apr. 05, 2019	Feb. 13, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	one-for 30 reverse split	one-for 30 reverse split	one-for-60